Restatement (Tables)	12 Months Ended
Dec. 31, 2024
Description Of Nature Of Accounting Errors In Prior Periods [Abstract]
Disclosure of changes in accounting errors	The restatement is summarised in the table below.

	As reported	Adjustment	As restated
31 December 2023	$m	$m	$m
Derivative instruments - assets	794.1	(138.5)	655.6
Total current assets	17,074.5	(138.5)	16,936.0
Total assets	17,750.1	(138.5)	17,611.6
Derivative instruments - liabilities	540.7	(138.5)	402.2

Total current liabilities	16,023.2	(138.5)	15,884.7
Total liabilities	16,974.2	(138.5)	16,835.7
There was no impact as at 1 January 2023 arising from this restatement.